Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

Note 9 — Leases

The Company adopted authoritative guidance related to leases effective January 1, 2020 using the modified retrospective method. A contract is or contains a lease when, (1) the contract contains an explicitly or implicitly identified asset and (2) the customer obtains substantially all of the economic benefits from the use of that underlying asset and directs how and for what purpose the asset is used during the term of the contract in exchange for consideration. The Company assesses whether an arrangement is or contains a lease at inception of the contract. For all leases, other than those that qualify for the short-term recognition exemption, the Company recognizes as of the lease commencement date on the balance sheet a liability for its obligation related to the lease and a corresponding asset representing the Company’s right to use the underlying asset over the period of use.

The Company leases its manufacturing center, distribution center, and office space (collectively “Operating Facility”) under noncancelable operating leases that expire in February 2027. The lease payments include taxes, insurance, utilities, and maintenance costs. In December 2021, the Company also started leasing equipment utilized in the manufacturing process under noncancelable financing leases. These leases include either a bargain purchase option or the equipment reverts ownership to the Company at the end of the lease term.

The Company had leases for vehicles under finance leases that expired at various dates, with the longest lease ending in April 2021. None of these leases included a renewal option. For financial reporting purposes, minimum lease payments related to these vehicle leases were recorded as inventory raw materials, principally electric battery systems, and expensed through “cost of revenues” and, as a result, the Company included the purchase option payments due at the end of the lease term in the finance lease obligation.

The Company assesses the expected lease term at lease inception and discounts the lease using a fully-secured, annual incremental borrowing rate (or rate implicit in the lease, if readily determinable), adjusted for time value corresponding with the expected lease term. The Company elected, for all classes of underlying assets, to not apply the balance sheet recognition requirements of ASC 842, Leases, to leases with a term of one year or less, and instead, recognize the lease payments in the income statement on a straight-line basis over the lease term. The Company also elected, for certain classes of underlying assets, to combine lease and non-lease components. The Company elected to combine lease and non-lease components for its Operating Facility leases and manufacturing equipment leases. The Company did not have any short-term leases during the years ended December 31, 2021 or 2020.

Right-of-use assets and lease liabilities as of December 31, 2021 and 2020 consist of the following:

	December 31, 2021		December 31, 2020
	Operating	Finance	Operating	Finance
Assets
Right-of-use assets, net(1)	$8,742	$208	$7,881	$—
Liabilities
Lease obligation — current portion(2)	$1,166	$36	$1,769	$54
Lease obligation — long-term portion(3)	9,260	159	7,265	—
Total lease obligations	$10,426	$195	$9,034	$54

Weighted average remaining lease terms (in years)	5.2	5.0	5.2	0.3
Weighted average discount rate	15%	4%	12%	12%
(1)	Finance right-of-use assets, net are included in “Other assets” on the consolidated balance sheets.
(2)	Finance lease obligation – current portion is included in “Accrued expenses and other current liabilities” on the consolidated balance sheets.
(3)	Finance lease obligation – long-term portion is included in “Other long-term liabilities” on the consolidated balance sheets.

The Company's operating lease cost is presented below. The Company does not have any variable lease payments. The financing lease cost for the years ended December 31, 2021 and 2020 was immaterial.

	Year Ended December 31,
	2021	2020
Operating Lease Cost
Cost of revenues	$459	$353
Selling, general and administrative	1,922	864
Research and development	181	79
Total operating lease cost	$2,562	$1,296

The maturities of the Company’s lease liabilities as of December 31, 2021 are as follows:

	December 31, 2021
	Operating	Finance
2022	$2,621	$43
2023	2,848	43
2024	2,934	43
2025	3,022	43
2026	3,105	43
Thereafter	517	—
Total future minimum lease payments	15,047	215
Less: imputed interest	(4,621)	(20)
Total maturities	$10,426	$195